WARRANT LIABILITY	6 Months Ended
Jun. 30, 2025
Warrant Liability
WARRANT LIABILITY

NOTE 4 – WARRANT LIABILITY

a)

January 2024 Warrants

On January 4, 2024, the Company issued an aggregate of 561,260 January 2024 Registered Direct Offerings Warrants (as defined below) as part of registered direct offerings (see also note 4(b)). The warrants were issued with an exercise price denominated in US Dollars ($3.75) (approx. CAD5.13) rather than the functional currency of the Company – New Israeli Shekels (NIS). The January 2024 Registered Direct Offerings Warrants are exercisable for a period of 2 years from the issue date. The Black-Scholes option pricing model was used to measure the warrant liability with the following assumptions: volatility of 107% using the historical prices of the Company, risk-free interest rate of 3.92%, expected life of 2.00 years and share price of CAD4.50.

Level 3 Warrant liability for the period ended on June 30, 2025:

Balance at December 31, 2024	$2,006

Revaluation at March 31, 2025	(24)
Effect of changes in foreign exchange rates	3
Balance at March 31, 2025	1,985

Warrant exercise	(20)
Revaluation at June 30, 2025	1,292
Effect of changes in foreign exchange rates	168
Balance at June 30, 2025	$3,425

For the three and six-month period ended June 30, 2025, the Company recorded a loss on the revaluation of the total warrant liability in the amount of $1,292 and $1,268 (for the three- and six-month period ended June 30, 2024 - $138 and $894, respectively)

b)

December 2023 Warrants

On December 13, 2023, the Company issued an aggregate of 259,156 December 2023 Registered Direct Offerings Warrants (as defined below) as part of registered direct offerings. The warrants were issued with an exercise price denominated in Canadian Dollars (CAD5.125) rather than the functional currency of the Company – New Israeli Shekels (NIS). The December 2023 Registered Direct Offerings Warrants are exercisable for a period of 2 years from the issue date. The Black-Scholes option pricing model was used to measure the warrant liability with the following assumptions: volatility of 107% using the historical prices of the Company, risk-free interest rate of 4.19%, expected life of 2.00 years and share price of CAD4.05.

Level 3 Warrant liability for the period ended on June 30, 2025:

Balance at December 31, 2024	$1,029

Warrant exercises	(378)
Revaluation at March 31, 2025	(35)
Effect of changes in foreign exchange rates	1
Balance at March 31, 2025	617

Revaluation at June 30, 2025	463
Effect of changes in foreign exchange rates	31

Balance at June 30, 2025	1,111

A2Z CUST2MATE SOLUTIONS CORP.

NOTES TO THE CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS

(Unaudited)

(Expressed in Thousands of US Dollars, except per share data)

For the three- and six-month period ended June 30, 2025, the Company recorded a loss on the revaluation of the December 2023 warrant liability in the amount of $463 and $428, respectively (for the three- and six-month period ended June 30, 2024 - $64 and $461, respectively).

c)

June 2023 Warrants

On June 15 and on June 20, 2023, the Company issued an aggregate of 763,654 June 2023 Registered Direct Offerings Warrants (as defined below) as part of registered direct offerings. The warrants were issued with an exercise price denominated in Canadian Dollars (CAD7.325) rather than the functional currency of the Company – New Israeli Shekels (NIS). The June 2023 Registered Direct Offerings Warrants are exercisable for a period of 2 years from the issue date. The Black-Scholes option pricing model was used to measure the warrant liability with the following assumptions: volatility of 99% using the historical prices of the Company, risk-free interest rate of 4.45%, expected life of 2.00 years and share price of CAD7.475.

Level 3 Warrant liability for the period ended on June 30, 2025:

Balance at December 31, 2024	$1,668

Warrant exercises	(129)
Revaluation at March 31, 2025	(318)
Effect of changes in foreign exchange rates	6
Balance at March 31, 2025	1,227

Warrant exercises	(2,139)
Revaluation at June 30, 2025	870
Effect of changes in foreign exchange rates	42
Balance at June 30, 2025	-

For the three- and six-month period ended June 30, 2025, the Company recorded a loss on the revaluation of the June 2023 warrant liability in the amount of $870 and $552, respectively (for the three- and six-month period ended June 30, 2024 - $58 and $528, respectively).

d)

March 2023 Warrants

On March 20, 2023, the Company issued an aggregate of 356,711 March 2023 Warrants as part of a private placement. The warrants were issued with an exercise price denominated in Canadian Dollars (CAD5.875) rather than the functional currency of the Company – New Israeli Shekels (NIS). The warrants are exercisable for a period of 2 years from the issue date. The Black-Scholes option pricing model was used to measure the warrant liability with the following assumptions: volatility of 93% using the historical prices of the Company, risk-free interest rate of 3.62%, expected life of 2.00 years and share price of CAD4.35.

A2Z CUST2MATE SOLUTIONS CORP.

NOTES TO THE CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS

(Unaudited)

(Expressed in Thousands of US Dollars, except per share data)

Level 3 Warrant liability for the period ended on June 30, 2025:

Balance at December 31, 2024	$817

Warrant exercises	(844)
Warrant expiry	(10)
Revaluation at March 31, 2025	37
Effect of changes in foreign exchange rates	-
Balance at March 31 and June 30, 2025	-

For the three- and six-month period ended June 30, 2025, the Company recorded a loss on the revaluation of the March 2023 warrant liability in the amount of $nil and $37, respectively (for the three- and six-month period ended June 30, 2024 - $1,004 and $1,004, respectively).

e)

November 2022 Warrants

On November 2, 2022, the Company issued an aggregate of 595,666 warrants (November 2022 Warrants) as part of a private placement. The warrants were issued with an exercise price denominated in Canadian Dollars (CAD5.875) rather than the functional currency of the Company – New Israeli Shekels (NIS). The warrants are exercisable for a period of 2 years from the issue date. The Black-Scholes option pricing model was used to measure the warrant liability with the following assumptions: volatility of 110% using the historical prices of the Company, risk-free interest rate of 3.94%, expected life of 2.00 years and share price of CAD3.90. On October 22, 2024, the expiry date for the November 2022 Warrants was extended by 1 year until November 6, 2025.

Level 3 Warrant liability for the period ended on June 30, 2025:

Revaluation at December 31, 2024	2,269
Effect of changes in foreign exchange rates	(52)
Balance at December 31, 2024	2,225

Revaluation at March 31, 2025	(60)
Effect of changes in foreign exchange rates	(2)
Balance at March 31, 2025	2,163

Revaluation at June 30, 2025	1,510
Effect of changes in foreign exchange rates	172
Balance at June 30, 2025
3,845

A2Z CUST2MATE SOLUTIONS CORP.

NOTES TO THE CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS

(Unaudited)

(Expressed in Thousands of US Dollars, except per share data)

For the three-and six-month period ended June 30, 2025, the Company recorded a loss on the revaluation of the November 2022 warrant liability in the amount of $1,510 and $1,450, respectively (for the three- and six-month period ended June 30, 2024 – a loss of $69 and $805, respectively).